Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10K) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Successor [Member]
Deferred tax assets: Accounts receivable	$ 173
Deferred tax assets: Accrued charge-backs	821
Deferred tax assets: Other accrued liabilities	407
Deferred tax assets: Goodwill
Deferred tax assets: Financing liability	15,463
Deferred tax assets: Transaction costs
Deferred tax assets: Stock based compensation	676
Deferred tax assets: Other, net	192
Deferred tax assets, Total	17,732
Deferred tax liabilities: Prepaid expenses	(370)
Deferred tax liabilities: Goodwill	(115)
Deferred tax liabilities: Inventories	(4,939)
Deferred tax liabilities: Property and equipment	(16,027)
Deferred tax liabilities: Intangible assets	(14,998)
Deferred tax liabilities, Total	(36,449)
Net deferred tax (liabilities)	$ (18,717)
Predecessor [Member]
Deferred tax assets: Accounts receivable		$ 253
Deferred tax assets: Accrued charge-backs		594
Deferred tax assets: Other accrued liabilities		424
Deferred tax assets: Goodwill		274
Deferred tax assets: Financing liability		13,574
Deferred tax assets: Transaction costs		579
Deferred tax assets: Stock based compensation		165
Deferred tax assets: Other, net		215
Deferred tax assets, Total		16,078
Deferred tax liabilities: Prepaid expenses		(202)
Deferred tax liabilities: Goodwill
Deferred tax liabilities: Inventories		(1,531)
Deferred tax liabilities: Property and equipment		(9,178)
Deferred tax liabilities: Intangible assets		(5,023)
Deferred tax liabilities, Total		(15,934)
Net deferred tax assets		$ 144